                                                                                                July 1, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       Dreyfus Municipal Bond Opportunity Fund

            File No. 811-4764

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended April 30, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                                                                Sincerely,

                                                                                                /s/ Tiffany Pearson

                                                                                                Tiffany Pearson

                                                                                                Paralegal

TP/

Enclosure